Accounts Receivable (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Receivables [Abstract]
Accounts receivable	¥ 8,344	$ 1,198	¥ 6,614
Allowance for doubtful accounts	(928)	(133)	(599)	$ (86)	¥ (316)	¥ (177)
Accounts receivable, net	¥ 7,416	$ 1,065	¥ 6,015